UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-490

                          Oppenheimer Equity Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                    9.6%
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.5
--------------------------------------------------------------------------------
Computers & Peripherals                                                     6.1
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    5.9
--------------------------------------------------------------------------------
Oil & Gas                                                                   5.9
--------------------------------------------------------------------------------
Media                                                                       5.7
--------------------------------------------------------------------------------
Aerospace & Defense                                                         5.5
--------------------------------------------------------------------------------
Biotechnology                                                               4.7
--------------------------------------------------------------------------------
Commercial Banks                                                            4.3
--------------------------------------------------------------------------------
Insurance                                                                   3.5

Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2004, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
General Electric Co.                                                        4.1%
--------------------------------------------------------------------------------
International Business Machines Corp.                                       3.1
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          3.1
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.8
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.6
--------------------------------------------------------------------------------
BP plc, ADR                                                                 2.6
--------------------------------------------------------------------------------
Honeywell International, Inc.                                               2.5
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                                2.4
--------------------------------------------------------------------------------
Cendant Corp.                                                               2.4
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.3

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com


                        7 | OPPENHEIMER EQUITY FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology             23.9%

Financials                         17.9

Industrials                        15.6

Consumer Discretionary             13.4

Health Care                         8.8

Energy                              7.6

Consumer Staples                    5.2

Utilities                           2.9

Telecommunication Services          2.4

Materials                           2.3

Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2004, and are based on common stocks.
--------------------------------------------------------------------------------


                        8 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended December 31, 2004, the Fund participated in the market's rise to a substantial degree, outperforming the majority of its peers. However, returns proved slightly weaker than the benchmark, the S&P 500 Index. Performance compared to the benchmark slightly suffered due to the Fund's modestly limited position in energy stocks, one of the market's strongest sectors, and to disappointing returns from one of the Fund's individual investments in the telecommunications services sector.

      The Fund successfully delivered significantly positive returns in most areas in which it invested. Compared to the benchmark, performance proved especially strong in the areas of health care, consumer staples, industrials and financials. In the health care sector, we bolstered returns by limiting exposure to many large-cap pharmaceutical stocks, a group that suffered from a variety of industry-specific problems. Instead, we focused the Fund's assets on biotechnology holdings, such as Gilead Sciences, Inc. and Genentech, Inc., which produced better results. We also allocated relatively few of the Fund's assets to consumer staples, one of the market's weaker areas, and selected several of the sector's better performers, including tobacco and food manufacturer Altria Group, Inc. and a leading soft-drink beverage producer. By contrast, we emphasized the Fund's exposure to the well performing industrial sector, and again selected several above-average performers. Top contributors included defense contractor Raytheon Co., which gained market share and demonstrated improved profitability; conglomerate General Electric Co., which enjoyed renewed growth after a successful restructuring; and diversified manufacturing and service company Tyco International Ltd., which profited from its business restructuring as well. Individual stock selections also enhanced returns among the Fund's financial holdings, including investment services provider Franklin Resources, Inc.; a diversified financial services company; life insurer Prudential Financial, Inc.; and money center institution Bank of America Corp.

      On the negative side, although the Fund shared in the energy sector's gains, returns were constrained by our modest energy position and exposure to the Russian oil industry, which was hurt by provocative Russian government regulatory actions. Performance also suffered from the Fund's relatively large position in telecommunications service provider IDT Corp., which lost ground on profit taking after posting sizeable gains in late 2003.


                        9 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      As of the end of the period, we have identified a relatively large number of attractive investments in the areas of technology and industrials, and relatively few in the areas of consumer staples. The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2004. In the case of Class A, Class B and Class Y shares, performance is measured over a ten-fiscal-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                       10 | OPPENHEIMER EQUITY FUND, INC.

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Equity Fund, Inc. (Class A)
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer            S&P 500
                     Equity Fund, Inc. (Class A)     Index

12/31/1994                      9,425               10,000
03/31/1995                     10,102               10,973
06/30/1995                     10,819               12,019
09/30/1995                     11,675               12,973
12/31/1995                     12,264               13,753
03/31/1996                     12,973               14,491
06/30/1996                     13,500               15,141
09/30/1996                     13,885               15,609
12/31/1996                     14,684               16,909
03/31/1997                     14,741               17,363
06/30/1997                     16,629               20,392
09/30/1997                     18,219               21,919
12/31/1997                     18,705               22,548
03/31/1998                     20,695               25,691
06/30/1998                     21,481               26,544
09/30/1998                     19,156               23,910
12/31/1998                     22,663               28,997
03/31/1999                     23,403               30,441
06/30/1999                     24,874               32,583
09/30/1999                     23,625               30,554
12/31/1999                     26,819               35,096
03/31/2000                     28,989               35,900
06/30/2000                     28,035               34,946
09/30/2000                     28,825               34,608
12/31/2000                     25,312               31,902
03/31/2001                     22,991               28,122
06/30/2001                     23,851               29,767
09/30/2001                     20,542               25,399
12/31/2001                     22,671               28,113
03/31/2002                     22,344               28,191
06/30/2002                     20,295               24,416
09/30/2002                     17,962               20,200
12/31/2002                     18,636               21,902
03/31/2003                     18,068               21,212
06/30/2003                     20,558               24,476
09/30/2003                     21,301               25,124
12/31/2003                     23,530               28,181
03/31/2004                     23,967               28,658
06/30/2004                     24,120               29,151
09/30/2004                     23,551               28,606
12/31/2004                     26,054               31,245

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year  4.36%    5-Year  -1.75%    10-Year  10.05%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                       11 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Equity Fund, Inc. (Class B)
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer            S&P 500
                     Equity Fund, Inc. (Class B)     Index

12/31/1994                     10,000               10,000
03/31/1995                     10,690               10,973
06/30/1995                     11,417               12,019
09/30/1995                     12,303               12,973
12/31/1995                     12,903               13,753
03/31/1996                     13,613               14,491
06/30/1996                     14,129               15,141
09/30/1996                     14,506               15,609
12/31/1996                     15,326               16,909
03/31/1997                     15,341               17,363
06/30/1997                     17,273               20,392
09/30/1997                     18,876               21,919
12/31/1997                     19,336               22,548
03/31/1998                     21,375               25,691
06/30/1998                     22,132               26,544
09/30/1998                     19,691               23,910
12/31/1998                     23,253               28,997
03/31/1999                     23,975               30,441
06/30/1999                     25,426               32,583
09/30/1999                     24,083               30,554
12/31/1999                     27,292               35,096
03/31/2000                     29,461               35,900
06/30/2000                     28,421               34,946
09/30/2000                     29,150               34,608
12/31/2000                     25,591               31,902
03/31/2001                     23,245               28,122
06/30/2001                     24,114               29,767
09/30/2001                     20,768               25,399
12/31/2001                     22,921               28,113
03/31/2002                     22,590               28,191
06/30/2002                     20,519               24,416
09/30/2002                     18,160               20,200
12/31/2002                     18,842               21,902
03/31/2003                     18,267               21,212
06/30/2003                     20,785               24,476
09/30/2003                     21,536               25,124
12/31/2003                     23,789               28,181
03/31/2004                     24,231               28,658
06/30/2004                     24,386               29,151
09/30/2004                     23,812               28,606
12/31/2004                     26,342               31,245

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year  4.70%   5-Year  -1.76%   10-Year  10.17%


                       12 | OPPENHEIMER EQUITY FUND, INC.

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Equity Fund, Inc. (Class C)
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer            S&P 500
                     Equity Fund, Inc. (Class C)     Index

08/29/1995                     10,000               10,000
09/30/1995                     10,381               10,422
12/31/1995                     10,882               11,049
03/31/1996                     11,473               11,642
06/30/1996                     11,910               12,163
09/30/1996                     12,234               12,540
12/31/1996                     12,915               13,584
03/31/1997                     12,929               13,949
06/30/1997                     14,566               16,382
09/30/1997                     15,914               17,609
12/31/1997                     16,302               18,114
03/31/1998                     18,001               20,639
06/30/1998                     18,651               21,324
09/30/1998                     16,600               19,208
12/31/1998                     19,595               23,295
03/31/1999                     20,188               24,455
06/30/1999                     21,425               26,175
09/30/1999                     20,298               24,545
12/31/1999                     22,999               28,194
03/31/2000                     24,813               28,840
06/30/2000                     23,945               28,074
09/30/2000                     24,564               27,802
12/31/2000                     21,543               25,628
03/31/2001                     19,531               22,592
06/30/2001                     20,214               23,913
09/30/2001                     17,371               20,404
12/31/2001                     19,122               22,584
03/31/2002                     18,825               22,647
06/30/2002                     17,061               19,614
09/30/2002                     15,075               16,228
12/31/2002                     15,595               17,595
03/31/2003                     15,093               17,041
06/30/2003                     17,135               19,663
09/30/2003                     17,692               20,183
12/31/2003                     19,512               22,639
03/31/2004                     19,827               23,022
06/30/2004                     19,902               23,418
09/30/2004                     19,400               22,980
12/31/2004                     21,404               25,101

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year  8.70%   5-Year  -1.43%   Since Inception (8/29/95)  8.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                       13 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Equity Fund, Inc. (Class N)
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer            S&P 500
                     Equity Fund, Inc. (Class N)     Index

03/01/2001                     10,000               10,000
03/31/2001                      9,402                9,367
06/30/2001                      9,745                9,915
09/30/2001                      8,392                8,460
12/31/2001                      9,246                9,364
03/31/2002                      9,103                9,390
06/30/2002                      8,264                8,132
09/30/2002                      7,318                6,728
12/31/2002                      7,568                7,295
03/31/2003                      7,336                7,065
06/30/2003                      8,345                8,153
09/30/2003                      8,630                8,368
12/31/2003                      9,532                9,387
03/31/2004                      9,692                9,545
06/30/2004                      9,746                9,710
09/30/2004                      9,505                9,528
12/31/2004                     10,503               10,407

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year  9.19%   5-Year  N/A   Since Inception (3/1/01)  1.29%


                       14 | OPPENHEIMER EQUITY FUND, INC.

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Equity Fund, Inc. (Class Y)
      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer            S&P 500
                     Equity Fund, Inc. (Class Y)     Index

12/31/1994                     10,000               10,000
03/31/1995                     10,720               10,973
06/30/1995                     11,484               12,019
09/30/1995                     12,395               12,973
12/31/1995                     13,023               13,753
03/31/1996                     13,764               14,491
06/30/1996                     14,328               15,141
09/30/1996                     14,755               15,609
12/31/1996                     15,612               16,909
03/31/1997                     15,677               17,363
06/30/1997                     17,690               20,392
09/30/1997                     19,385               21,919
12/31/1997                     19,909               22,548
03/31/1998                     22,051               25,691
06/30/1998                     22,894               26,544
09/30/1998                     20,430               23,910
12/31/1998                     24,156               28,997
03/31/1999                     24,949               30,441
06/30/1999                     26,534               32,583
09/30/1999                     25,193               30,554
12/31/1999                     28,631               35,096
03/31/2000                     30,949               35,900
06/30/2000                     29,938               34,946
09/30/2000                     30,804               34,608
12/31/2000                     27,045               31,902
03/31/2001                     24,588               28,122
06/30/2001                     25,506               29,767
09/30/2001                     21,994               25,399
12/31/2001                     24,261               28,113
03/31/2002                     23,911               28,191
06/30/2002                     21,718               24,416
09/30/2002                     19,245               20,200
12/31/2002                     19,944               21,902
03/31/2003                     19,359               21,212
06/30/2003                     22,027               24,476
09/30/2003                     22,823               25,124
12/31/2003                     25,234               28,181
03/31/2004                     25,702               28,658
06/30/2004                     25,866               29,151
09/30/2004                     25,281               28,606
12/31/2004                     27,977               31,245

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 12/31/04
1-Year  10.87%   5-Year  -0.46%   10-Year  10.84%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                       15 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/2/47. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                       16 | OPPENHEIMER EQUITY FUND, INC.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       17 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: 1 transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and 2 ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                       18 | OPPENHEIMER EQUITY FUND, INC.

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                       BEGINNING    ENDING       EXPENSES
                       ACCOUNT      ACCOUNT      PAID DURING
                       VALUE        VALUE        6 MONTHS ENDED
                       (7/1/04)     (12/31/04)   DECEMBER 31, 2004
------------------------------------------------------------------
Class A Actual         $ 1,000.00   $ 1,080.20   $ 4.66
------------------------------------------------------------------
Class A Hypothetical     1,000.00     1,020.66     4.53
------------------------------------------------------------------
Class B Actual           1,000.00     1,075.50     9.54
------------------------------------------------------------------
Class B Hypothetical     1,000.00     1,015.99     9.26
------------------------------------------------------------------
Class C Actual           1,000.00     1,075.50     9.48
------------------------------------------------------------------
Class C Hypothetical     1,000.00     1,016.04     9.21
------------------------------------------------------------------
Class N Actual           1,000.00     1,077.70     7.07
------------------------------------------------------------------
Class N Hypothetical     1,000.00     1,018.35     6.87
------------------------------------------------------------------
Class Y Actual           1,000.00     1,081.60     3.98
------------------------------------------------------------------
Class Y Hypothetical     1,000.00     1,021.32     3.87

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Class A                   0.89%
-----------------------------------
Class B                   1.82
-----------------------------------
Class C                   1.81
-----------------------------------
Class N                   1.35
-----------------------------------
Class Y                   0.76
--------------------------------------------------------------------------------



                       19 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.2%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Autoliv, Inc.                                           308,200   $  14,886,060
--------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Harley-Davidson, Inc.                                    84,100       5,109,075
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Carnival Corp.                                          177,400      10,223,562
--------------------------------------------------------------------------------
McDonald's Corp.                                        428,400      13,734,504
                                                                  --------------
                                                                     23,958,066

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                                      276,300      12,237,327
--------------------------------------------------------------------------------
MEDIA--5.7%
Comcast Corp., Cl. A 1                                  570,200      18,976,256
--------------------------------------------------------------------------------
DreamWorks
Animation SKG, Inc. 1                                    79,800       2,993,298
--------------------------------------------------------------------------------
Liberty Media Corp.,
Cl. A 1                                               5,201,200      57,109,176
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     120,600      10,168,992
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc.,
Cl. A 1                                               6,678,453      64,513,856
                                                                  --------------
                                                                    153,761,578

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.8%
Kohl's Corp. 1                                          355,800      17,494,686
--------------------------------------------------------------------------------
Target Corp.                                            615,700      31,973,301
                                                                  --------------
                                                                     49,467,987

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
Best Buy Co., Inc.                                      165,600       9,839,952
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                     293,100      13,344,843
--------------------------------------------------------------------------------
Home Depot, Inc.                                        580,000      24,789,200
--------------------------------------------------------------------------------
Staples, Inc.                                           833,900      28,110,769
--------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                 179,300       6,282,672
                                                                  --------------
                                                                     82,367,436

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Polo Ralph Lauren
Corp.                                                   284,700      12,128,220

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
--------------------------------------------------------------------------------
BEVERAGES--1.2%
Coca-Cola Co. (The)                                     303,300   $  12,626,379
--------------------------------------------------------------------------------
PepsiCo, Inc.                                           400,300      20,895,660
                                                                  --------------
                                                                     33,522,039

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Walgreen Co.                                            114,100       4,378,017
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Estee Lauder Cos., Inc.
(The), Cl. A                                            348,700      15,959,999
--------------------------------------------------------------------------------
TOBACCO--3.1%
Altria Group, Inc.                                    1,357,400      82,937,140
--------------------------------------------------------------------------------
ENERGY--7.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Halliburton Co.                                         542,800      21,299,472
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       327,200      21,906,040
                                                                  --------------
                                                                     43,205,512

--------------------------------------------------------------------------------
OIL & GAS--5.9%
Amerada Hess Corp.                                      178,500      14,704,830
--------------------------------------------------------------------------------
Apache Corp.                                            274,800      13,896,636
--------------------------------------------------------------------------------
BP plc, ADR                                           1,170,500      68,357,200
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                     148,000      10,823,240
--------------------------------------------------------------------------------
LUKOIL, Sponsored
ADR                                                     132,100      16,182,250
--------------------------------------------------------------------------------
Noble Energy, Inc.                                      302,300      18,639,818
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR                                                 362,000      14,400,360
                                                                  --------------
                                                                    157,004,334

--------------------------------------------------------------------------------
FINANCIALS--17.5%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.3%
Bank of America Corp.                                 1,296,692      60,931,557
--------------------------------------------------------------------------------
Commerce Bancorp,
Inc.                                                    207,700      13,375,880
--------------------------------------------------------------------------------
Wells Fargo & Co.                                       662,200      41,155,730
                                                                  --------------
                                                                    115,463,167

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.5%
American Express Co.                                    685,100      38,619,087
--------------------------------------------------------------------------------
Citigroup, Inc.                                       1,465,766      70,620,606


                       20 | OPPENHEIMER EQUITY FUND, INC.

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Franklin Resources, Inc.                                672,900   $  46,867,485
--------------------------------------------------------------------------------
Legg Mason, Inc.                                         74,200       5,435,892
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                          576,800      50,458,464
--------------------------------------------------------------------------------
Morgan Stanley                                          274,300      15,229,136
                                                                  --------------
                                                                    227,230,670

--------------------------------------------------------------------------------
INSURANCE--3.5%
AFLAC, Inc.                                             220,300       8,776,752
--------------------------------------------------------------------------------
American International
Group, Inc.                                             456,100      29,952,087
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                             252,800       6,825,600
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                           364,000      11,320,400
--------------------------------------------------------------------------------
Prudential Financial, Inc.                              685,900      37,697,064
                                                                  --------------
                                                                     94,571,903

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Countrywide
Financial Corp.                                         307,200      11,369,472
--------------------------------------------------------------------------------
Freddie Mac                                             300,800      22,168,960
                                                                  --------------
                                                                     33,538,432

--------------------------------------------------------------------------------
HEALTH CARE--8.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.7%
Amgen, Inc. 1                                           439,400      28,187,510
--------------------------------------------------------------------------------
Celgene Corp. 1                                         223,700       5,934,761
--------------------------------------------------------------------------------
Genentech, Inc. 1                                       387,200      21,079,168
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                    233,600      13,565,152
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                 798,600      27,943,014
--------------------------------------------------------------------------------
Wyeth                                                   726,500      30,941,635
                                                                  --------------
                                                                    127,651,240

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Kinetic Concepts, Inc. 1                                 50,400       3,845,520
--------------------------------------------------------------------------------
Medtronic, Inc.                                         249,100      12,372,797
--------------------------------------------------------------------------------
Stryker Corp.                                           241,800      11,666,850
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                         715,100      30,920,924
                                                                  --------------
                                                                     58,806,091

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Abbott Laboratories                                     331,900   $  15,483,135
--------------------------------------------------------------------------------
Elan Corp. plc, ADR 1                                   511,000      13,924,750
--------------------------------------------------------------------------------
Johnson & Johnson                                       118,800       7,534,296
--------------------------------------------------------------------------------
Pfizer, Inc.                                            281,300       7,564,157
                                                                  --------------
                                                                     44,506,338

--------------------------------------------------------------------------------
INDUSTRIALS--15.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.5%
Empresa Brasileira de
Aeronautica SA, ADR                                     838,100      28,026,064
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                   1,863,900      66,000,699
--------------------------------------------------------------------------------
L-3 Communications
Holdings, Inc.                                           88,600       6,489,064
--------------------------------------------------------------------------------
Raytheon Co.                                          1,194,800      46,394,084
                                                                  --------------
                                                                    146,909,911

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
Expeditors International
of Washington, Inc.                                     165,800       9,264,904
--------------------------------------------------------------------------------
United Parcel Service,
Inc., Cl. B                                             131,900      11,272,174
                                                                  --------------
                                                                     20,537,078

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.1%
Apollo Group, Inc.,
Cl. A 1                                                 162,500      13,115,375
--------------------------------------------------------------------------------
Cendant Corp.                                         2,745,300      64,185,114
--------------------------------------------------------------------------------
Monster Worldwide,
Inc. 1                                                  191,300       6,435,332
                                                                  --------------
                                                                     83,735,821

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.9%
General Electric Co.                                  2,996,000     109,354,000
--------------------------------------------------------------------------------
Tyco International Ltd.                               1,374,200      49,113,908
                                                                  --------------
                                                                    158,467,908

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.5%
Cisco Systems, Inc. 1                                 1,948,700      37,609,910
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                      138,100       3,376,545


                       21 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Corning, Inc. 1                                       1,426,100   $  16,785,197
--------------------------------------------------------------------------------
Motorola, Inc.                                          722,000      12,418,400
--------------------------------------------------------------------------------
Nokia Corp.,
Sponsored ADR                                           647,200      10,141,624
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
Sponsored ADR 1                                         421,900      13,285,631
                                                                  --------------
                                                                     93,617,307

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.1%
Apple Computer, Inc. 1                                  224,000      14,425,600
--------------------------------------------------------------------------------
Dell, Inc. 1                                            383,800      16,173,332
--------------------------------------------------------------------------------
EMC Corp. 1                                           2,275,100      33,830,737
--------------------------------------------------------------------------------
International Business
Machines Corp.                                          845,800      83,378,964
--------------------------------------------------------------------------------
Network Appliance,
Inc. 1                                                  264,600       8,790,012
--------------------------------------------------------------------------------
Sun Microsystems,
Inc. 1                                                1,650,300       8,878,614
                                                                  --------------
                                                                    165,477,259

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies,
Inc. 1                                                  424,000      10,218,400
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
Opsware, Inc. 1                                       1,330,000       9,762,200
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                        195,100       6,539,752
                                                                  --------------
                                                                     16,301,952

--------------------------------------------------------------------------------
IT SERVICES--0.7%
Accenture Ltd., Cl. A 1                                 445,800      12,036,600
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                          141,800       6,573,848
                                                                  --------------
                                                                     18,610,448

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
Advanced Micro
Devices, Inc. 1                                         368,400       8,112,168
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                 385,000      12,427,800
--------------------------------------------------------------------------------
Intel Corp.                                             939,500      21,974,905
--------------------------------------------------------------------------------
International Rectifier
Corp. 1                                                 316,200      14,093,034

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Marvell Technology
Group Ltd. 1                                            361,000   $  12,804,670
                                                                  --------------
                                                                     69,412,577

--------------------------------------------------------------------------------
SOFTWARE--9.6%
Adobe Systems, Inc.                                     202,577      12,709,681
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                           493,900      12,964,875
--------------------------------------------------------------------------------
Autodesk, Inc.                                          178,700       6,781,665
--------------------------------------------------------------------------------
Computer Associates
International, Inc.                                     603,400      18,741,604
--------------------------------------------------------------------------------
Compuware Corp. 1                                     1,158,500       7,495,495
--------------------------------------------------------------------------------
McAfee, Inc. 1                                          137,300       3,972,089
--------------------------------------------------------------------------------
Mercury Interactive
Corp. 1                                                 365,600      16,653,080
--------------------------------------------------------------------------------
Microsoft Corp.                                       2,773,700      74,085,527
--------------------------------------------------------------------------------
Novell, Inc. 1                                        2,995,900      20,222,325
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                         500,300       6,679,005
--------------------------------------------------------------------------------
SAP AG, Sponsored
ADR                                                     449,200      19,859,132
--------------------------------------------------------------------------------
Symantec Corp. 1                                        121,000       3,116,960
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                        536,900      10,533,978
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                      1,274,600      44,343,334
                                                                  --------------
                                                                    258,158,750

--------------------------------------------------------------------------------
MATERIALS--2.2%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
Praxair, Inc.                                           632,100      27,907,215
--------------------------------------------------------------------------------
METALS & MINING--1.2%
Alcan, Inc.                                             134,900       6,615,496
--------------------------------------------------------------------------------
Inco Ltd. 1                                             471,400      17,338,092
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                       76,100       7,527,812
                                                                  --------------
                                                                     31,481,400

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
IDT Corp., Cl. B 1                                    1,861,737      28,819,689
--------------------------------------------------------------------------------
Sprint Corp.                                            641,400      15,938,790
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                    455,300      18,444,203
                                                                  --------------
                                                                     63,202,682


                       22 | OPPENHEIMER EQUITY FUND, INC.

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--2.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.3%
AES Corp. (The) 1                                     3,263,600  $   44,613,412
--------------------------------------------------------------------------------
PG&E Corp. 1                                            414,500      13,794,560
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                  316,900       4,325,685
                                                                 ---------------
                                                                     62,733,657

--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Sempra Energy                                           400,000      14,672,000
                                                                 ---------------
Total Common Stocks
(Cost $2,157,032,996)                                             2,634,134,996

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
--------------------------------------------------------------------------------
Undivided interest of 5.74% in joint repurchase
agreement (Principal Amount/Value
$1,103,300,000, with a maturity value of
$1,103,498,594) with UBS Warburg LLC, 2.16%,
dated 12/31/04, to be repurchased at
$63,291,390 on 1/3/05, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $1,127,561,486
(Cost $63,280,000)                                $ 63,280,000   $   63,280,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,220,312,996)                                    100.5%   2,697,414,996
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              (0.5)     (13,674,989)
                                                  ------------------------------
NET ASSETS                                               100.0%  $2,683,740,007
                                                  ==============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES   December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $2,220,312,996)--see
accompanying statement of investments                         $   2,697,414,996
--------------------------------------------------------------------------------
Cash                                                                  1,225,458
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      2,779,054
Interest and dividends                                                2,768,382
Shares of capital stock sold                                            325,605
Other                                                                    55,714
                                                              ------------------
Total assets                                                      2,704,569,209

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                15,382,867
Shares of capital stock redeemed                                      3,306,248
Distribution and service plan fees                                    1,412,701
Transfer and shareholder servicing agent fees                           334,373
Shareholder communications                                              233,388
Directors' compensation                                                  40,517
Other                                                                   119,108
                                                              ------------------
Total liabilities                                                    20,829,202

--------------------------------------------------------------------------------
NET ASSETS                                                    $   2,683,740,007
                                                              ==================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                          $      24,854,017
--------------------------------------------------------------------------------
Additional paid-in capital                                        2,132,734,610
--------------------------------------------------------------------------------
Accumulated net investment income                                     2,024,745
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                        47,024,635
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          477,102,000
                                                              ------------------
NET ASSETS                                                    $   2,683,740,007
                                                              ==================


                       24 | OPPENHEIMER EQUITY FUND, INC.

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,270,476,841 and 209,415,363 shares of capital stock outstanding)                $  10.84
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                    $  11.50
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $263,375,710
and 25,062,743 shares of capital stock outstanding)                                $  10.51
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $77,438,005
and 7,366,462 shares of capital stock outstanding)                                 $  10.51
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,346,678
and 1,430,518 shares of capital stock outstanding)                                 $  10.73
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $57,102,773 and 5,265,083 shares of capital stock outstanding)           $  10.85

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       25 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $267,185)        $    39,614,401
--------------------------------------------------------------------------------
Interest                                                                348,575
                                                                ----------------
Total investment income                                              39,962,976

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      14,134,220
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               4,637,782
Class B                                                               2,834,056
Class C                                                                 745,365
Class N                                                                  72,363
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,927,087
Class B                                                                 617,298
Class C                                                                 173,140
Class N                                                                  44,405
Class Y                                                                 123,459
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 349,669
Class B                                                                 169,646
Class C                                                                  25,108
Class N                                                                   1,076
--------------------------------------------------------------------------------
Directors' compensation                                                  48,402
--------------------------------------------------------------------------------
Custodian fees and expenses                                              38,731
--------------------------------------------------------------------------------
Other                                                                   175,579
                                                                ----------------
Total expenses                                                       27,117,386
Less reduction to custodian expenses                                     (6,666)
Less payments and waivers of expenses                                       (15)
                                                                ----------------
Net expenses                                                         27,110,705

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                12,852,271

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                         274,416,285
Foreign currency transactions                                               984
Net increase from payment by affiliate                                1,034,031
                                                                ----------------
Net realized gain                                                   275,451,300
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (20,377,609)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   267,925,962
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       26 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                   2004               2003
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                         $     12,852,271    $     1,183,114
--------------------------------------------------------------------------------------------------
Net realized gain                                                  275,451,300        210,048,018
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              (20,377,609)       372,135,327
                                                              ------------------------------------
Net increase in net assets resulting from operations               267,925,962        583,366,459

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (12,499,114)                --
Class B                                                                     --                 --
Class C                                                                     --                 --
Class N                                                                (24,732)                --
Class Y                                                               (391,988)                --
--------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           (193,031,939)                --
Class B                                                            (23,068,440)                --
Class C                                                             (6,799,567)                --
Class N                                                             (1,346,939)                --
Class Y                                                             (4,861,644)                --

--------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                            (36,291,319)      (134,441,367)
Class B                                                            (65,902,307)       (76,678,956)
Class C                                                              1,729,988         (2,128,195)
Class N                                                              2,094,158          6,552,345
Class Y                                                                500,196          1,440,082

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase (decrease)                                          (71,967,685)       378,110,368
--------------------------------------------------------------------------------------------------
Beginning of period                                              2,755,707,692      2,377,597,324
                                                              ------------------------------------
End of period (including accumulated net investment income
of $2,024,745 and $1,183,114, respectively)                   $  2,683,740,007    $ 2,755,707,692
                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       27 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED DECEMBER 31,                        2004             2003               2002             2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      10.77     $       8.53       $      10.40     $      11.78   $     13.25
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .07 1            .02                .03              .08           .15
Net realized and unrealized gain (loss)                   1.07             2.22              (1.88)           (1.31)         (.84)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                          1.14             2.24              (1.85)           (1.23)         (.69)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.07)              --               (.02)            (.11)         (.15)
Distributions from net realized gain                     (1.00)              --                 --             (.04)         (.63)
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (1.07)              --               (.02)            (.15)         (.78)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      10.84     $      10.77       $       8.53     $      10.40   $     11.78
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       10.73% 3         26.26%            (17.80)%         (10.43)%       (5.62)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  2,270,477     $  2,283,036       $  1,933,397     $  2,665,614   $ 3,161,399
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  2,248,969     $  2,035,816       $  2,255,746     $  2,847,999   $ 3,382,139
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     0.61%            0.19%              0.29%            0.66%         1.17%
Total expenses                                            0.89% 5          0.90% 5,6          0.96% 5          0.90% 5       0.87% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     91%             108%                95%             116%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager (see Note 4).

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       28 | OPPENHEIMER EQUITY FUND, INC.

CLASS B  YEAR ENDED DECEMBER 31,                          2004            2003            2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      10.51       $    8.39       $   10.30     $   11.65      $   13.10
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.04) 1         (.08)           (.05)         (.01)           .05
Net realized and unrealized gain (loss)                   1.04            2.20           (1.86)        (1.29)          (.84)
                                                  ----------------------------------------------------------------------------
Total from investment operations                          1.00            2.12           (1.91)        (1.30)          (.79)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --              --              --          (.01)          (.03)
Distributions from net realized gain                     (1.00)             --              --          (.04)          (.63)
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (1.00)             --              --          (.05)          (.66)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      10.51       $   10.51       $    8.39     $   10.30      $   11.65
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        9.70% 3        25.27%         (18.54)%      (11.15)%        (6.36)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    263,376       $ 327,809       $ 334,345     $ 570,715      $ 800,063
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    283,662       $ 315,065       $ 430,844     $ 658,336      $ 964,967
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             (0.35)%         (0.73)%         (0.55)%       (0.13)%         0.37%
Total expenses                                            1.81% 5,6       1.83% 5,6       1.80% 5       1.69% 5        1.66% 5
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     91%            108%             95%          116%            61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. 0.11% of the Fund's return consists of a voluntary payment to the Fund by the Manager (see Note 4). Excluding this payment, total return would have been 9.59%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       29 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C  YEAR ENDED DECEMBER 31,                          2004            2003            2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      10.51       $    8.40       $   10.30     $   11.67      $   13.13
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.03) 1         (.07)           (.06)         (.01)           .04
Net realized and unrealized gain (loss)                   1.03            2.18           (1.84)        (1.30)          (.82)
                                                  ----------------------------------------------------------------------------
Total from investment operations                          1.00            2.11           (1.90)        (1.31)          (.78)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --              --              --          (.02)          (.05)
Distributions from net realized gain                     (1.00)             --              --          (.04)          (.63)
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (1.00)             --              --          (.06)          (.68)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      10.51       $   10.51       $    8.40     $   10.30      $   11.67
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        9.70% 3        25.12%         (18.45)%      (11.24)%        (6.33)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     77,438       $  75,620       $  62,561     $  90,440      $ 108,522
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     74,618       $  66,739       $  74,785     $  98,104      $  97,172
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             (0.31)%         (0.74)%         (0.56)%       (0.13)%         0.37%
Total expenses                                            1.80% 5         1.84% 5,6       1.81% 5       1.69% 5        1.67% 5
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     91%            108%             95%          116%            61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager (see Note 4).

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       30 | OPPENHEIMER EQUITY FUND, INC.

CLASS N  YEAR ENDED DECEMBER 31,                        2004            2003            2002       2001 1
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.68       $    8.48       $   10.36     $  11.38
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .02 2            -- 3           .07          .02
Net realized and unrealized gain (loss)                 1.05            2.20           (1.95)        (.88)
                                                  ----------------------------------------------------------
Total from investment operations                        1.07            2.20           (1.88)        (.86)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.02)             --              --         (.12)
Distributions from net realized gain                   (1.00)             --              --         (.04)
                                                  ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (1.02)             --              --         (.16)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.73       $   10.68       $    8.48     $  10.36
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     10.19% 5        25.94%         (18.15)%      (7.54)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   15,347       $  13,145       $   4,278     $  1,368
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   14,488       $   9,062       $   3,519     $    593
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income (loss)                            0.16%          (0.20)%         (0.10)%       0.20%
Total expenses                                          1.35% 7         1.33% 7,8       1.30% 7      1.23% 7
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   91%            108%             95%         116%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager (see Note 4). Excluding this payment, total return would have been 10.09%.

6. Annualized for periods of less than one full year.

7. Reduction to custodian expenses less than 0.01%.

8. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       31 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y  YEAR ENDED DECEMBER 31,                          2004          2003            2002             2001          2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      10.78     $    8.52       $   10.40     $      11.78     $   13.26
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .08 1         .03             .03              .09           .17
Net realized and unrealized gain (loss)                   1.07          2.23           (1.88)           (1.31)         (.84)
                                                  ---------------------------------------------------------------------------
Total from investment operations                          1.15          2.26           (1.85)           (1.22)         (.67)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.08)           --            (.03)            (.12)         (.18)
Distributions from net realized gain                     (1.00)           --              --             (.04)         (.63)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (1.08)           --            (.03)            (.16)         (.81)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      10.85     $   10.78       $    8.52     $      10.40     $   11.78
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       10.87% 3      26.53%         (17.79)%         (10.29)%       (5.54)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     57,103     $  56,098       $  43,016     $     49,223     $  55,685
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     54,905     $  48,017       $  45,669     $     50,147     $  57,358
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     0.74%         0.27%           0.36%            0.80%         1.29%
Total expenses                                            0.76%         0.84%           0.97%            0.80%         0.75%
Expenses after payments and waivers and
reduction to custodian expenses                            N/A 5         N/A 5,6        0.88% 5          0.76% 5        N/A 5
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     91%          108%             95%             116%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager (see Note 4). Excluding this payment, total return would have been 10.77%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       32 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Equity Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with


                       33 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments


                       34 | OPPENHEIMER EQUITY FUND, INC.

not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED         ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT      LONG-TERM                LOSS    FOR FEDERAL INCOME
      INCOME                   GAIN    CARRYFORWARD 1,2          TAX PURPOSES
      -----------------------------------------------------------------------
      $10,227,936       $45,741,118                 $--          $470,188,841

1. During the fiscal year ended December 31, 2004, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended December 31, 2003, the Fund utilized $150,049,278 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                            INCREASE TO        REDUCTION TO
                            ACCUMULATED     ACCUMULATED NET
      INCREASE TO        NET INVESTMENT       REALIZED GAIN
      PAID-IN CAPITAL            INCOME    ON INVESTMENTS 3
      -----------------------------------------------------
      $6,571,878               $905,194          $7,477,072

3. $6,571,878, including $5,575,492 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                        YEAR ENDED           YEAR ENDED
                                 DECEMBER 31, 2004    DECEMBER 31, 2003
      -----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                $  47,446,573                 $ --
      Long-term capital gain           194,577,790                   --
                                     ----------------------------------
      Total                          $ 242,024,363                 $ --
                                     ==================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income


                       35 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities   $ 2,227,226,155
                                                  ================
                 Gross unrealized appreciation    $   498,233,284
                 Gross unrealized depreciation        (28,044,443)
                                                  ----------------
                 Net unrealized appreciation      $   470,188,841
                                                  ================

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                       36 | OPPENHEIMER EQUITY FUND, INC.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 860 million shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

                              YEAR ENDED   DECEMBER 31, 2004      YEAR ENDED   DECEMBER 31, 2003
                                  SHARES              AMOUNT          SHARES              AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                          16,901,749      $  185,192,613      20,449,892     $  188,695,747
Dividends and/or
distributions reinvested      18,039,458         192,300,622              --                 --
Redeemed                     (37,463,254)       (413,784,554)    (35,293,800)      (323,137,114)
                             -------------------------------------------------------------------
Net decrease                  (2,522,047)     $  (36,291,319)    (14,843,908)    $ (134,441,367)
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           2,437,456      $   25,911,712       4,590,172     $   41,405,318
Dividends and/or
distributions reinvested       2,123,242          21,954,332              --                 --
Redeemed                     (10,696,846)       (113,768,351)    (13,232,547)      (118,084,274)
                             -------------------------------------------------------------------
Net decrease                  (6,136,148)     $  (65,902,307)     (8,642,375)    $  (76,678,956)
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                           1,135,960      $   12,073,146       1,535,791     $   13,957,999
Dividends and/or
distributions reinvested         615,613           6,365,440              --                 --
Redeemed                      (1,580,226)        (16,708,598)     (1,792,314)       (16,086,194)
                             -------------------------------------------------------------------
Net increase (decrease)          171,347      $    1,729,988        (256,523)    $   (2,128,195)
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                             450,447      $    4,860,232         947,369          8,583,119
Dividends and/or
distributions reinvested         129,327           1,364,409              --                 --
Redeemed                        (380,457)         (4,130,483)       (220,379)        (2,030,774)
                             -------------------------------------------------------------------
Net increase                     199,317      $    2,094,158         726,990     $    6,552,345
                             ===================================================================


                       37 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                                 YEAR ENDED DECEMBER 31, 2004       YEAR ENDED DECEMBER 31, 2003
                                  SHARES               AMOUNT          SHARES             AMOUNT
-------------------------------------------------------------------------------------------------
CLASS Y
Sold                             918,917       $   10,070,591       1,816,349     $   16,988,240
Dividends and/or
distributions reinvested         492,374            5,253,631              --                 --
Redeemed                      (1,352,243)         (14,824,026)     (1,658,040)       (15,548,158)
                             --------------------------------------------------------------------
Net increase                      59,048       $      500,196         158,309     $    1,440,082
                             ====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2004, were $2,401,647,986 and $2,756,044,258, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $3,935,229 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Disributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor


                       38 | OPPENHEIMER EQUITY FUND, INC.

incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class C and Class N shares were $1,866,520 and $264,409, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A           CLASS B            CLASS C            CLASS N
                         CLASS A      CONTINGENT        CONTINGENT         CONTINGENT         CONTINGENT
                       FRONT-END        DEFERRED          DEFERRED           DEFERRED           DEFERRED
                   SALES CHARGES   SALES CHARGES     SALES CHARGES      SALES CHARGES      SALES CHARGES
                     RETAINED BY     RETAINED BY       RETAINED BY        RETAINED BY        RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
December 31, 2004       $435,814          $5,919          $595,433             $8,397            $13,388
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $1,034,031, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2004, OFS waived $15 for Class B shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and


                       39 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                       40 | OPPENHEIMER EQUITY FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER EQUITY FUND, INC.:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Equity Fund, Inc., including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Equity Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


                       41 | OPPENHEIMER EQUITY FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $1.0675, $1.0026, $1.0026, $1.0210 and
$1.0835 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 14, 2004, of which $0.8515 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2004 which are not designated as capital gain distributions should be multiplied by 60.35% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended December 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $39,227,696 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       42 | OPPENHEIMER EQUITY FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       43 | OPPENHEIMER EQUITY FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE   BY DIRECTOR; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY DIRECTOR
INDEPENDENT                    THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTORS                      CO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board          Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
of Directors (since 2003)      Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997);
and Director (since 1999)      Chairman of the following private companies: Great Frontier Insurance (insurance
Age: 67                        agency) (since 1995), Ambassador Media Corporation and Broadway Ventures (since 1984);
                               a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUM Provident (insurance company) (since
                               1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the
                               Bradley Foundation. Formerly a director of the following: Storage Technology
                               Corporation (a publicly held computer equipment company) (1991-February 2003), and
                               International Family Entertainment (television channel) (1992-1997), Frontier Real
                               Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991).
                               Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Director (since 1993)          of private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                        Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc.
                               (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards Trust
                               Company and A.G.E. Asset Management (investment advisor) (until March 1999); and a
                               Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company.
                               Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial
Director (since 1998)          Asset Management Corporation; President, Treasurer and a director (June 1989-April
Age: 68                        1999) of Centennial Capital Corporation; Chief Executive Officer and a director of
                               MultiSource Services, Inc. (March 1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Director (since 1999)          Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a
Age: 66                        privately held biotech company); a partner (July 1974-June 1999) with
                               PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-June 1998) of
                               Price Waterhouse LLP Global Investment Management Industry Services Group. Oversees 38
                               portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for- profit
Director (since 1990)          foundation); a director (since 1997) of Putnam Lovell Finance (finance company); a
Age: 63                        director (since June 2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals (a privately held company); Chairman and a director (until October 1996) and President and Chief
                               Executive Officer (until October 1995) of the Manager; President, Chief Executive
                               Officer and a director (until October 1995) of


                       44 | OPPENHEIMER EQUITY FUND, INC.

JON S. FOSSEL,                 Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
Continued                      Financial Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly
Director (since 1996)          (until October 1994) Mr. Freedman held several positions in subsidiary or affiliated
Age: 64                        companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,           Trustee of Monterey International Studies (an educational organization) (since February
Director (since 2002)          2000); a director of The California Endowment (a philanthropic organization) (since
Age: 58                        April 2002) and of Community Hospital of Monterey Peninsula (educational organization)
                               (since February 2002); a director of America Funds Emerging Markets Growth Fund (since
                               October 1991) (an investment company); an advisor to Credit Suisse First Boston's
                               Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University of Michigan. Formerly,
                               Trustee of MassMutual Institutional Funds (open-end investment company) (1996-May
                               2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services
                               (April 1987-May 2004) (investment companies); member of the investment committee
                               (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment Management
                               Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,              Chairman, Chief Executive Officer and Director of Steele Street State Bank (a
Director (since 2002)          commercial banking entity) (since August 2003); director of Colorado UpLIFT (a
Age: 60                        non-profit organization) (since 1986); trustee (since 2000) of the Gallagher Family
                               Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1,
                               1999), a director of: Commercial Assets, Inc. (a REIT) (1993-2000), Jones Knowledge,
                               Inc. (a privately held company) (2001-July 2004) and U.S. Exploration, Inc. (oil and
                               gas exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund
Director (since 2000)          (since 1987) (both open-end investment companies) and the Springfield Library and
Age: 62                        Museum Association (since 1995) (museums) and the Community Music School of Springfield
                               (music school) (since 1996); Trustee (since 1987), Chairman of the Board (since 2003)
                               and Chairman of the investment committee (since 1994) for the Worcester Polytech
                               Institute (private university); and President and Treasurer (since January 1999) of the
                               SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                               (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive Vice President (January 1999-July 1999) of Peoples Heritage
                               Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.


                       45 | OPPENHEIMER EQUITY FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR            THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                    STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM,
                               UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President (since
President and Director         September 2000) of the Manager; President and a director or trustee of other
(since 2001)                   Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
Age: 55                        Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership
                               Holdings, Inc. (a holding company subsidiary of the Manager); a director (since
                               November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager);
                               Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager);
                               President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                               Inc., Centennial Asset Management Corporation, Trinity Investment Management
                               Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                               Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                               President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                               Asset Management, Inc.; Executive Vice President (since February 1997) of Massachusetts
                               Mutual Life Insurance Company (the Manager's parent company); a director (since June
                               1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson
                               Capital Management LLC); a member of the Investment Company Institute's Board of
                               Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly,
                               Chief Operating Officer (September 2000-June 2001) of the Manager; President and
                               trustee (November 1999-November 2001) of MML Series Investment Fund and MassMutual
                               Institutional Funds (open-end investment companies); a director (September 1999-August
                               2000) of C.M. Life Insurance Company; President, Chief Executive Officer and director
                               (September 1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                               1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. LEAVY, POEISZ,
                               AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                               10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO
                               80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                               RESIGNATION, DEATH OR REMOVAL.

CHRISTOPHER LEAVY,             Senior Vice President of the Manager since September 2000; an officer of 8 portfolios
Vice President and             in the OppenheimerFunds complex. Formerly a of Portfolio Manager Morgan Stanley Dean
portfolio manager              Witter Investment Management (1997 - September 2000).
(since 2000)
Age: 33

DAVID POIESZ,                  Senior Vice President of the Manager since June 2004; an officer of 2 portfolios in the
Vice President and             OppenheimerFunds complex; formerly a senior portfolio manager at Merrill Lynch.
Portfolio Manager              (October 2002-May 2004); founding partner of RiverRock, a hedge fund product; (April
(since 2004)                   1999-July 2001); portfolio manager at Jennison Associates (November 1992-March 1999).
Age: 48


                       46 | OPPENHEIMER EQUITY FUND, INC.

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)         HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 45                        Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
                               Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments,
                               Inc. (since March 2000), of OppenheimerFunds International Ltd. and OppenheimerFunds
                               plc (since May 2000), of OFI Institutional Asset Management, Inc. (since November
                               2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation)
                               (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust
                               Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March
                               1999) of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                               Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                               (April 2000-June 2003); Principal and Chief Operating Officer (March 1995-March 1999)
                               at Bankers Trust Company-Mutual Fund Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since February 2002)
Vice President and             of the Manager; General Counsel and a director (since November 2001) of the
Secretary (since 2001)         Distributor; General Counsel (since November 2001) of Centennial Asset Management
Age: 56                        Corporation; Senior Vice President and General Counsel (since November 2001) of
                               HarbourView Asset Management Corporation; Secretary and General Counsel (since November
                               2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director (since
                               October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                               President and a director (since November 2001) of Oppenheimer Partnership Holdings,
                               Inc.; a director (since November 2001) of Oppenheimer Real Asset Management, Inc.;
                               Senior Vice President, General Counsel and a director (since November 2001) of
                               Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel (since
                               November 2001) of OFI Institutional Asset Management, Inc.; a director (since June
                               2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February 2002) and Associate
                               General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                               Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                               Inc. (November 1989-November 2001); and OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager;
Vice President and             Vice President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer       Asset Management Corporation and Shareholder Services, Inc. Formerly (until February
(since 2004)                   2004) Vice President and Director of Internal Audit of the Manager. An officer of 83
Age: 54                        portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                       47 | OPPENHEIMER EQUITY FUND, INC.

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Directors of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $35,500 in fiscal 2004 and $34,500 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Directors has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for directors and independent directors to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new directors except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Directors of the registrant, or to an individual Director c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Director, please indicate the name of the Director for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Directors as group, or to an individual Director. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)